INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Associates not individually material (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of the associates' profits	$ 22,335	¥ 145,737	¥ 48,767	¥ 39,335
Aggregate carrying amount of the Group's investments in the associates	$ 1,405,887		9,512,401	¥ 6,363,462	¥ 9,173,410
Investments in associates			538,787		395,610
Associates
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Investments in associates			539,000		396,000
Aggregate associates that are not individually material
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of the associates' profits		83,518	48,767
Share of the associates' total comprehensive income		¥ 83,518	48,767
Aggregate carrying amount of the Group's investments in the associates			¥ 8,020,665		¥ 7,619,932